Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund VI
Entity Central Index Key	0001552740
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000117913 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust NASDAQTechnology Dividend Index Fund
Class Name	First Trust NASDAQTechnology Dividend Index Fund
Trading Symbol	TDIV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust NASDAQ Technology Dividend Index Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/TDIV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/TDIV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NASDAQ Technology Dividend Index Fund	$24	0.50%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.50%	[1]
Net Assets	$ 2,662,125,813
Holdings Count | Holding	91
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$2,662,125,813
Total number of portfolio holdings	91
Portfolio turnover rate	10%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
International Business Machines Corp.	8.5%
Microsoft Corp.	8.1%
Texas Instruments, Inc.	7.4%
Broadcom, Inc.	7.2%
Oracle Corp.	6.3%
QUALCOMM, Inc.	4.2%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	4.0%
Analog Devices, Inc.	2.8%
Verizon Communications, Inc.	2.3%
AT&T, Inc.	2.2%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.

Largest Holdings [Text Block]
Top Ten Holdings
International Business Machines Corp.	8.5%
Microsoft Corp.	8.1%
Texas Instruments, Inc.	7.4%
Broadcom, Inc.	7.2%
Oracle Corp.	6.3%
QUALCOMM, Inc.	4.2%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	4.0%
Analog Devices, Inc.	2.8%
Verizon Communications, Inc.	2.3%
AT&T, Inc.	2.2%

C000117914 [Member]
Shareholder Report [Line Items]
Fund Name	Multi-Asset Diversified Income Index Fund
Class Name	Multi-Asset Diversified Income Index Fund
Trading Symbol	MDIV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Multi-Asset Diversified Income Index Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/MDIV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/MDIV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Diversified Income Index Fund	$24(1)	0.48%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.

Expenses Paid, Amount	$ 24	[2]
Expense Ratio, Percent	0.48%	[2],[3]
Net Assets	$ 451,753,223
Holdings Count | Holding	123
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$451,753,223
Total number of portfolio holdings	123
Portfolio turnover rate	28%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
First Trust Tactical High Yield ETF	20.0%
Rayonier, Inc.	1.6%
PennyMac Mortgage Investment Trust	1.6%
AGNC Investment Corp.	1.5%
Icahn Enterprises, L.P.	1.5%
Western Midstream Partners, L.P.	1.4%
USA Compression Partners, L.P.	1.3%
Black Stone Minerals, L.P.	1.2%
Kimbell Royalty Partners, L.P.	1.2%
Alliance Resource Partners, L.P.	1.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
First Trust Tactical High Yield ETF	20.0%
Rayonier, Inc.	1.6%
PennyMac Mortgage Investment Trust	1.6%
AGNC Investment Corp.	1.5%
Icahn Enterprises, L.P.	1.5%
Western Midstream Partners, L.P.	1.4%
USA Compression Partners, L.P.	1.3%
Black Stone Minerals, L.P.	1.2%
Kimbell Royalty Partners, L.P.	1.2%
Alliance Resource Partners, L.P.	1.1%

C000130399 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust S&PInternational Dividend Aristocrats ETF
Class Name	First Trust S&PInternational Dividend Aristocrats ETF
Trading Symbol	FID
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust S&P International Dividend Aristocrats ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FID. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FID
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust S&P International Dividend Aristocrats ETF	$30	0.60%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[4]
Net Assets	$ 87,469,157
Holdings Count | Holding	80
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$87,469,157
Total number of portfolio holdings	80
Portfolio turnover rate	47%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
APA Group	2.3%
TELUS Corp.	2.0%
Bouygues S.A.	2.0%
Henderson Land Development Co., Ltd.	1.9%
Sino Land Co., Ltd.	1.9%
Far East Horizon Ltd.	1.8%
Enel S.p.A.	1.8%
Legal & General Group PLC	1.8%
CSPC Pharmaceutical Group Ltd.	1.7%
EDP S.A.	1.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
APA Group	2.3%
TELUS Corp.	2.0%
Bouygues S.A.	2.0%
Henderson Land Development Co., Ltd.	1.9%
Sino Land Co., Ltd.	1.9%
Far East Horizon Ltd.	1.8%
Enel S.p.A.	1.8%
Legal & General Group PLC	1.8%
CSPC Pharmaceutical Group Ltd.	1.7%
EDP S.A.	1.7%

C000134868 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Rising Dividend Achievers ETF
Class Name	First Trust Rising Dividend Achievers ETF
Trading Symbol	RDVY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Rising Dividend Achievers ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RDVY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/RDVY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Rising Dividend Achievers ETF	$23	0.47%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.47%	[5]
Net Assets	$ 13,372,369,656
Holdings Count | Holding	77
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$13,372,369,656
Total number of portfolio holdings	77
Portfolio turnover rate	50%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Unum Group	2.5%
Visa, Inc., Class A	2.4%
Bank of New York Mellon (The) Corp.	2.3%
eBay, Inc.	2.3%
Automatic Data Processing, Inc.	2.2%
Hartford Insurance Group (The), Inc.	2.2%
Snap-on, Inc.	2.2%
Chubb Ltd.	2.2%
Aflac, Inc.	2.2%
Mueller Industries, Inc.	2.1%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.

Largest Holdings [Text Block]
Top Ten Holdings
Unum Group	2.5%
Visa, Inc., Class A	2.4%
Bank of New York Mellon (The) Corp.	2.3%
eBay, Inc.	2.3%
Automatic Data Processing, Inc.	2.2%
Hartford Insurance Group (The), Inc.	2.2%
Snap-on, Inc.	2.2%
Chubb Ltd.	2.2%
Aflac, Inc.	2.2%
Mueller Industries, Inc.	2.1%

C000137472 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust RBAAmerican Industrial Renaissance® ETF
Class Name	First Trust RBAAmerican Industrial Renaissance® ETF
Trading Symbol	AIRR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust RBA American Industrial Renaissance® ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/AIRR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/AIRR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust RBA American Industrial Renaissance® ETF	$33	0.70%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.70%	[6]
Net Assets	$ 3,112,157,451
Holdings Count | Holding	54
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$3,112,157,451
Total number of portfolio holdings	54
Portfolio turnover rate	31%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Huntington Ingalls Industries, Inc.	3.6%
RBC Bearings, Inc.	3.6%
C.H. Robinson Worldwide, Inc.	3.5%
Kirby Corp.	3.3%
Mueller Industries, Inc.	3.3%
Advanced Drainage Systems, Inc.	3.2%
Core & Main, Inc., Class A	3.2%
Applied Industrial Technologies, Inc.	3.1%
Dycom Industries, Inc.	3.0%
BWX Technologies, Inc.	3.0%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.

Largest Holdings [Text Block]
Top Ten Holdings
Huntington Ingalls Industries, Inc.	3.6%
RBC Bearings, Inc.	3.6%
C.H. Robinson Worldwide, Inc.	3.5%
Kirby Corp.	3.3%
Mueller Industries, Inc.	3.3%
Advanced Drainage Systems, Inc.	3.2%
Core & Main, Inc., Class A	3.2%
Applied Industrial Technologies, Inc.	3.1%
Dycom Industries, Inc.	3.0%
BWX Technologies, Inc.	3.0%

C000137473 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Dorsey WrightMomentum & Dividend ETF
Class Name	First Trust Dorsey WrightMomentum & Dividend ETF
Trading Symbol	DDIV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Dorsey Wright Momentum & Dividend ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DDIV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DDIV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dorsey Wright Momentum & Dividend ETF	$31	0.60%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[7]
Net Assets	$ 73,707,463
Holdings Count | Holding	51
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$73,707,463
Total number of portfolio holdings	51
Portfolio turnover rate	73%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Antero Midstream Corp.	5.9%
Simon Property Group, Inc.	4.1%
Lamar Advertising Co., Class A	4.0%
Brixmor Property Group, Inc.	3.9%
Kinder Morgan, Inc.	3.8%
Regency Centers Corp.	3.8%
ONEOK, Inc.	3.5%
Williams (The) Cos., Inc.	3.4%
International Paper Co.	3.2%
Popular, Inc.	2.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Antero Midstream Corp.	5.9%
Simon Property Group, Inc.	4.1%
Lamar Advertising Co., Class A	4.0%
Brixmor Property Group, Inc.	3.9%
Kinder Morgan, Inc.	3.8%
Regency Centers Corp.	3.8%
ONEOK, Inc.	3.5%
Williams (The) Cos., Inc.	3.4%
International Paper Co.	3.2%
Popular, Inc.	2.7%

C000138164 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Dorsey Wright Focus 5 ETF
Class Name	First Trust Dorsey Wright Focus 5 ETF
Trading Symbol	FV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Dorsey Wright Focus 5 ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dorsey Wright Focus 5 ETF	$15(1)	0.30%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.

Expenses Paid, Amount	$ 15	[8]
Expense Ratio, Percent	0.30%	[8],[9]
Net Assets	$ 3,482,025,342
Holdings Count | Holding	5
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$3,482,025,342
Total number of portfolio holdings	5
Portfolio turnover rate	42%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
First Trust Utilities AlphaDEX® Fund	21.1%
First Trust Financials AlphaDEX® Fund	20.2%
First Trust Industrials/Producer Durables AlphaDEX® Fund	20.1%
First Trust Dow Jones Internet Index Fund	19.4%
First Trust NASDAQ-100-Technology Sector Index Fund	19.2%

Largest Holdings [Text Block]
Top Ten Holdings
First Trust Utilities AlphaDEX® Fund	21.1%
First Trust Financials AlphaDEX® Fund	20.2%
First Trust Industrials/Producer Durables AlphaDEX® Fund	20.1%
First Trust Dow Jones Internet Index Fund	19.4%
First Trust NASDAQ-100-Technology Sector Index Fund	19.2%

C000144324 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Dorsey WrightInternational Focus 5 ETF
Class Name	First Trust Dorsey WrightInternational Focus 5 ETF
Trading Symbol	IFV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Dorsey Wright International Focus 5 ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/IFV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/IFV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dorsey Wright International Focus 5 ETF	$15(1)	0.30%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.

Expenses Paid, Amount	$ 15	[10]
Expense Ratio, Percent	0.30%	[10],[11]
Net Assets	$ 107,013,833
Holdings Count | Holding	6
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$107,013,833
Total number of portfolio holdings	6
Portfolio turnover rate	59%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
First Trust India NIFTY 50 Equal Weight ETF	21.2%
First Trust Eurozone AlphaDEX® ETF	20.2%
First Trust China AlphaDEX® Fund	19.7%
First Trust Switzerland AlphaDEX® Fund	19.4%
First Trust United Kingdom AlphaDEX® Fund	19.3%
Dreyfus Government Cash Management Fund, Institutional Shares	0.2%

Largest Holdings [Text Block]
Top Ten Holdings
First Trust India NIFTY 50 Equal Weight ETF	21.2%
First Trust Eurozone AlphaDEX® ETF	20.2%
First Trust China AlphaDEX® Fund	19.7%
First Trust Switzerland AlphaDEX® Fund	19.4%
First Trust United Kingdom AlphaDEX® Fund	19.3%
Dreyfus Government Cash Management Fund, Institutional Shares	0.2%

C000162607 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Dorsey WrightDynamic Focus 5 ETF
Class Name	First Trust Dorsey WrightDynamic Focus 5 ETF
Trading Symbol	FVC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Dorsey Wright Dynamic Focus 5 ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FVC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FVC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dorsey Wright Dynamic Focus 5 ETF	$15(1)	0.30%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.

Expenses Paid, Amount	$ 15	[12]
Expense Ratio, Percent	0.30%	[12],[13]
Net Assets	$ 131,689,479
Holdings Count | Holding	7
Investment Company Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$131,689,479
Total number of portfolio holdings	7
Portfolio turnover rate	92%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
First Trust Enhanced Short Maturity ETF	48.4%
First Trust Utilities AlphaDEX® Fund	10.9%
First Trust Financials AlphaDEX® Fund	10.4%
First Trust Industrials/Producer Durables AlphaDEX® Fund	10.4%
First Trust Dow Jones Internet Index Fund	9.9%
First Trust NASDAQ-100-Technology Sector Index Fund	9.9%
Dreyfus Government Cash Management Fund, Institutional Shares	0.1%

Largest Holdings [Text Block]
Top Ten Holdings
First Trust Enhanced Short Maturity ETF	48.4%
First Trust Utilities AlphaDEX® Fund	10.9%
First Trust Financials AlphaDEX® Fund	10.4%
First Trust Industrials/Producer Durables AlphaDEX® Fund	10.4%
First Trust Dow Jones Internet Index Fund	9.9%
First Trust NASDAQ-100-Technology Sector Index Fund	9.9%
Dreyfus Government Cash Management Fund, Institutional Shares	0.1%

C000195212 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust SMID Cap RisingDividend Achievers ETF
Class Name	First Trust SMID Cap RisingDividend Achievers ETF
Trading Symbol	SDVY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust SMID Cap Rising Dividend Achievers ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SDVY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/SDVY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust SMID Cap Rising Dividend Achievers ETF	$28	0.58%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.58%	[14]
Net Assets	$ 7,808,162,281
Holdings Count | Holding	190
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$7,808,162,281
Total number of portfolio holdings	190
Portfolio turnover rate	67%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
InterDigital, Inc.	1.1%
Unum Group	1.1%
Genpact Ltd.	1.0%
Paycom Software, Inc.	1.0%
Axis Capital Holdings Ltd.	1.0%
Cal-Maine Foods, Inc.	1.0%
Cboe Global Markets, Inc.	1.0%
Coca-Cola Consolidated, Inc.	0.9%
Tecnoglass, Inc.	0.9%
Snap-on, Inc.	0.9%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
InterDigital, Inc.	1.1%
Unum Group	1.1%
Genpact Ltd.	1.0%
Paycom Software, Inc.	1.0%
Axis Capital Holdings Ltd.	1.0%
Cal-Maine Foods, Inc.	1.0%
Cboe Global Markets, Inc.	1.0%
Coca-Cola Consolidated, Inc.	0.9%
Tecnoglass, Inc.	0.9%
Snap-on, Inc.	0.9%

C000198271 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust IndxxInnovative Transaction & Process ETF
Class Name	First Trust IndxxInnovative Transaction & Process ETF
Trading Symbol	LEGR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Indxx Innovative Transaction & Process ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/LEGR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/LEGR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Indxx Innovative Transaction & Process ETF	$33	0.65%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[15]
Net Assets	$ 89,989,834
Holdings Count | Holding	107
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$89,989,834
Total number of portfolio holdings	107
Portfolio turnover rate	7%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
ICICI Bank Ltd., ADR	1.4%
AT&T, Inc.	1.4%
Mastercard, Inc., Class A	1.4%
Samsung Electronics Co., Ltd.	1.4%
Advanced Micro Devices, Inc.	1.4%
Tata Consultancy Services Ltd.	1.4%
SAP SE	1.4%
Engie S.A.	1.4%
Daiwa Capital Markets America, Inc.	1.4%
Mizuho Financial Group, Inc.	1.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
ICICI Bank Ltd., ADR	1.4%
AT&T, Inc.	1.4%
Mastercard, Inc., Class A	1.4%
Samsung Electronics Co., Ltd.	1.4%
Advanced Micro Devices, Inc.	1.4%
Tata Consultancy Services Ltd.	1.4%
SAP SE	1.4%
Engie S.A.	1.4%
Daiwa Capital Markets America, Inc.	1.4%
Mizuho Financial Group, Inc.	1.4%

C000198496 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust NasdaqArtificial Intelligence and Robotics ETF
Class Name	First Trust NasdaqArtificial Intelligence and Robotics ETF
Trading Symbol	ROBT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Nasdaq Artificial Intelligence and Robotics ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/ROBT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/ROBT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Artificial Intelligence and Robotics ETF	$31	0.65%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.65%	[16]
Net Assets	$ 414,247,958
Holdings Count | Holding	104
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$414,247,958
Total number of portfolio holdings	104
Portfolio turnover rate	24%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
RBC Dominion Securities, Inc.	2.1%
Daiwa Capital Markets America, Inc.	2.1%
Ocado Group PLC	2.0%
Nice Ltd., ADR	1.9%
Bank of America Corp.	1.8%
Cadence Design Systems, Inc.	1.8%
Siemens AG	1.8%
Palantir Technologies, Inc., Class A	1.7%
Oceaneering International, Inc.	1.7%
QinetiQ Group PLC	1.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
RBC Dominion Securities, Inc.	2.1%
Daiwa Capital Markets America, Inc.	2.1%
Ocado Group PLC	2.0%
Nice Ltd., ADR	1.9%
Bank of America Corp.	1.8%
Cadence Design Systems, Inc.	1.8%
Siemens AG	1.8%
Palantir Technologies, Inc., Class A	1.7%
Oceaneering International, Inc.	1.7%
QinetiQ Group PLC	1.7%

C000203940 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Dorsey WrightMomentum & Low Volatility ETF
Class Name	First Trust Dorsey WrightMomentum & Low Volatility ETF
Trading Symbol	DVOL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Dorsey Wright Momentum & Low Volatility ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DVOL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DVOL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dorsey Wright Momentum & Low Volatility ETF	$31	0.60%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[17]
Net Assets	$ 58,618,863
Holdings Count | Holding	51
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$58,618,863
Total number of portfolio holdings	51
Portfolio turnover rate	65%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Republic Services, Inc.	3.7%
T-Mobile US, Inc.	3.3%
Brown & Brown, Inc.	3.3%
Welltower, Inc.	3.2%
Visa, Inc., Class A	3.1%
Mastercard, Inc., Class A	3.1%
RTX Corp.	3.0%
Chubb Ltd.	3.0%
Bank of New York Mellon (The) Corp.	2.9%
Fiserv, Inc.	2.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Republic Services, Inc.	3.7%
T-Mobile US, Inc.	3.3%
Brown & Brown, Inc.	3.3%
Welltower, Inc.	3.2%
Visa, Inc., Class A	3.1%
Mastercard, Inc., Class A	3.1%
RTX Corp.	3.0%
Chubb Ltd.	3.0%
Bank of New York Mellon (The) Corp.	2.9%
Fiserv, Inc.	2.8%

C000203941 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Dorsey WrightMomentum & Value ETF
Class Name	First Trust Dorsey WrightMomentum & Value ETF
Trading Symbol	DVLU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Dorsey Wright Momentum & Value ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DVLU. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DVLU
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dorsey Wright Momentum & Value ETF	$29	0.60%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.60%	[18]
Net Assets	$ 28,414,505
Holdings Count | Holding	50
Investment Company Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$28,414,505
Total number of portfolio holdings	50
Portfolio turnover rate	108%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Unum Group	3.7%
Warner Bros. Discovery, Inc.	3.5%
Cardinal Health, Inc.	3.5%
Equitable Holdings, Inc.	3.4%
Allstate (The) Corp.	3.3%
Chubb Ltd.	3.3%
Travelers (The) Cos., Inc.	3.2%
Ingredion, Inc.	3.1%
Capital One Financial Corp.	3.0%
Popular, Inc.	2.9%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Unum Group	3.7%
Warner Bros. Discovery, Inc.	3.5%
Cardinal Health, Inc.	3.5%
Equitable Holdings, Inc.	3.4%
Allstate (The) Corp.	3.3%
Chubb Ltd.	3.3%
Travelers (The) Cos., Inc.	3.2%
Ingredion, Inc.	3.1%
Capital One Financial Corp.	3.0%
Popular, Inc.	2.9%

C000223561 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust International DevelopedCapital Strength® ETF
Class Name	First Trust International DevelopedCapital Strength® ETF
Trading Symbol	FICS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust International Developed Capital Strength® ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FICS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FICS
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust International Developed Capital Strength® ETF	$35	0.70%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[19]
Net Assets	$ 184,762,313
Holdings Count | Holding	52
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$184,762,313
Total number of portfolio holdings	52
Portfolio turnover rate	25%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Computershare Ltd.	2.8%
Swiss Re AG	2.5%
Deutsche Boerse AG	2.5%
QBE Insurance Group Ltd.	2.4%
BAE Systems PLC	2.3%
Allianz SE	2.3%
Sage Group (The) PLC	2.3%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2.3%
Zurich Insurance Group AG	2.3%
Great-West Lifeco, Inc.	2.3%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.

Largest Holdings [Text Block]
Top Ten Holdings
Computershare Ltd.	2.8%
Swiss Re AG	2.5%
Deutsche Boerse AG	2.5%
QBE Insurance Group Ltd.	2.4%
BAE Systems PLC	2.3%
Allianz SE	2.3%
Sage Group (The) PLC	2.3%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2.3%
Zurich Insurance Group AG	2.3%
Great-West Lifeco, Inc.	2.3%

C000250760 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust S&P 500 Economic Moat ETF
Class Name	First Trust S&P 500 Economic Moat ETF
Trading Symbol	EMOT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust S&P 500 Economic Moat ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/EMOT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/EMOT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust S&P 500 Economic Moat ETF	$30	0.60%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[20]
Net Assets	$ 4,226,563
Holdings Count | Holding	50
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$4,226,563
Total number of portfolio holdings	50
Portfolio turnover rate	10%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
VeriSign, Inc.	2.6%
Philip Morris International, Inc.	2.6%
McKesson Corp.	2.4%
Berkshire Hathaway, Inc., Class B	2.4%
AutoZone, Inc.	2.4%
Coca-Cola (The) Co.	2.4%
Yum! Brands, Inc.	2.3%
Tapestry, Inc.	2.3%
O’Reilly Automotive, Inc.	2.3%
Paychex, Inc.	2.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
VeriSign, Inc.	2.6%
Philip Morris International, Inc.	2.6%
McKesson Corp.	2.4%
Berkshire Hathaway, Inc., Class B	2.4%
AutoZone, Inc.	2.4%
Coca-Cola (The) Co.	2.4%
Yum! Brands, Inc.	2.3%
Tapestry, Inc.	2.3%
O’Reilly Automotive, Inc.	2.3%
Paychex, Inc.	2.2%

[1]	Annualized.
[2]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[9]	Annualized.
[10]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[11]	Annualized.
[12]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[13]	Annualized.
[14]	Annualized.
[15]	Annualized.
[16]	Annualized.
[17]	Annualized.
[18]	Annualized.
[19]	Annualized.
[20]	Annualized.